Investments in Joint Ventures, Associates and Other - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jul. 27, 2010	Mar. 31, 1993	Dec. 31, 2016 Barrels
Deer Park Refining Limited [member] | PMI NASA [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage		50.00%
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Number of tanks			7
Number of barrels in each tanks			120,000
Texas Frontera, LLC. [member] | PMI SUS [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.00%